Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Mining	Non-producing	Plant and	Right-of-use	Corporate office
	interests	properties	equipment	lease assets	equipment	Total

Cost
Balance at January 1, 2020	$121,121	$57,344	$89,062	$7,701	$122	$275,350
Asset additions	7,238	51,007	15,969	2,211	118	76,543
Change in decommissioning provision	370	(10)	-	-	-	360
Balance at December 31, 2020	128,729	108,341	105,031	9,912	240	352,253
Asset additions	7,017	952	5,242	1,461	-	14,672
Change in decommissioning provision	4,962	-	-	-	-	4,962
Reclassification	67,558	(96,824)	-	-	-	(29,266)
Balance at December 31, 2021	$208,266	$12,469	$110,273	$11,373	$240	$342,621

Accumulated depreciation
and depletion
Balance at January 1, 2020	$(50,215)	$-	$(34,379)	$(305)	$(62)	$(84,961)
Depreciation/depletion for the year	(4,145)	-	(3,510)	(291)	(27)	(7,973)
Balance at December 31, 2020	(54,360)	-	(37,889)	(596)	(89)	(92,934)
Depreciation/depletion for the year	(5,486)	-	(8,845)	(1,423)	(41)	(15,795)
Impairment for the year	(41,245)	-	(11,021)	(3,713)	-	(55,979)
Balance at December 31, 2021	$(101,091)	$-	$(57,755)	$(5,732)	$(130)	$(164,708)

Carrying value
at December 31, 2020	$74,369	$108,341	$67,142	$9,316	$151	$259,319
at December 31, 2021	$107,175	$12,469	$52,518	$5,641	$110	$177,913